Finance Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2022
Finance Expenses, Net [Abstract]
Schedule of finance expenses, net
	For the year ended December 31
	2022	2021	2020
Banking expenses	$(781)	$(1,056)	$(590)
Bank fees	(8,498)	(2,263)	(986)
Other financial expenses	(1,033)	(354)	(281)
Net fair value gain of warrant liabilities	12,196	5,851	—
Net fair value gain of shares held in escrow	61,795	4,506	—
Interest expense	(25,762)	(85,320)	(52,632)
Total income (expense)	$37,917	$(78,636)	$(54,489)